Trade and other receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade and other receivables
13.	Trade and other receivables
13.1. Trade and other receivables, net

	12.31.2019	12.31.2018
Receivables from contracts with customers
Third parties	4,481	6,614
Related parties
Investees (note 37.1)	794	682
Receivables from the electricity sector (note 13.4) (*)	334	4,400

Subtotal	5,609	11,696

Other trade receivables
Third parties
Receivables from divestments (**)	1,434	1,296
Lease receivables	482	519
Other receivables	831	1,325
Related parties
Diesel subsidy (note 37.1)	—	400
Petroleum and alcohol accounts - receivables from Brazilian Government (note 37.1)	304	307

Subtotal	3,051	3,847

Total trade receivables	8,660	15,543

Expected credit losses (ECL) - Third parties	(2,286)	(3,390)
Expected credit losses (ECL) - Related parties	(45)	(915)

Total trade receivables, net	6,329	11,238

Current	3,762	5,746
Non-current	2,567	5,492

(*)	It includes the amount of US$ 176 at December 31, 2019 (US$ 199 at December 31, 2018) regarding finance lease receivable from Amazonas Distribuidora de Energia.
(**)	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.
Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 357 as of December 31, 2019.
13.2. Aging of trade and other receivables – third parties

	12.31.2019		12.31.2018
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	4,658	(142)	5,863	(360)
Overdue:
1-90 days	251	(38)	484	(54)
91-180 days	24	(8)	35	(12)
181-365 days	49	(13)	48	(20)
More than 365 days	2,245	(2,085)	3,325	(2,944)

Total	7,227	(2,286)	9,755	(3,390)

13.3. Changes in provision for expected credit losses

	Jan-Dec/2019	Jan-Dec/2018
Opening balance	4,305	5,945
Initial application of IFRS 9	—	122
Additions	217	104
Write-offs	(1,241)	(1,253)
Transfer of assets held for sale	(871)	6
Cumulative translation adjustment	(79)	(619)

Closing balance	2,331	4,305

Current	1,103	1,715
Non-current	1,228	2,590
In the year ended December 31, 2019, the write-offs primarily relate to the termination of a lawsuit, as set out in note 13.4.
In 2018, it primarily reflect the effects related to the agreements signed with Eletrobras.
13.4. Trade receivables – electricity sector (isolated electricity system in the northern region of Brazil)

Receivables from electricity sector	Receivables outside the scope of DAAs	DAA 2014	DAA 2018	Lease receivables	Others	Total
Receivables	1,348	2,560	739	199	1	4,847
ECL	(1,182)	(5)	(1)	—	(1)	(1,189)

Balance at December 31, 2018	166	2,555	738	199	—	3,658

Sales	857	—	—	—	—	857
Amounts received	(832)	(2,466)	(667)	(39)	—	(4,004)
Interest	12	114	36	30	—	192
Derecognition of receivables	(879)	—	—	—	—	(879)
Agreements in 2018	—	—	217	—	—	217
Discount on transfer of rights	—	(128)	—	—	—	(128)
(Additions)/reversals of ECL	(19)	2	—	(8)	—	(25)
Derecognition of receivables - ECL	866	—	—	—	—	866
Transfer to assets held for sale (*)	(6)	(23)	(200)	—	—	(229)
CTA	(11)	(54)	(16)	(6)	—	(87)

Balance at December 31, 2019	154	—	108	176	—	438

Receivables	214	—	108	183	—	505
ECL	(60)	—	—	(7)	—	(67)

Balance at December 31, 2019	154	—	108	176	—	438

(*)	Amounts relate to BR receivables that were transferred to assets held for sale at June 30, 2019.

	Receivables	ECL	Total
Related parties - Eletrobras Group
Eletrobras	108	—	108
Amazonas Geração e Transmissão - AmGT	226	(44)	182

Total	334	(44)	290

Third parties
Cia de Gás do Amazonas - CIGÁS	156	(8)	148
Cia de Eletricidade do Amapá - CEA	15	(15)	—
Others	—	—	—

Total	171	(23)	148

Balance at December 31, 2019	505	(67)	438

Balance at December 31, 2018	4,847	(1,189)	3,658

As a result of the conclusion of the privatization of the energy distributors of the electricity system, in April 2019, all the conditions precedent set forth in the Debt Assumption Agreements (DAAs), signed between the distributors and Petrobras, were met and, thus, Eletrobras became the debtor of all the related amounts.

Following the additional sale of Petrobras’s interest in BR Distribuidora, the amount of US$ 229, relating to the receivables assigned to this company, was transferred to assets held for sale in the second quarter of 2019, and finally were derecognized in the third quarter of 2019, at the closing of this sale.
On July 31, 2019, Petrobras, Eletrobras and Amazonas Energia requested the termination of the lawsuit filed by Petrobras against debtors Eletrobras and Amazonas Energia, in the amount of US$ 766, as set out in an out-of-court
settlement signed by these three companies, and in the Debt Assumption Agreement signed on December 3, 2018 (DAA 2018). Thus, in the third quarter of 2019, the disputed receivables and the corresponding provision for expected credit losses (ECL) were derecognized, with no net effect in the statement of income, since the totality of the credits were covered by the ECL.
The remaining balance of DAA 2018, in which Amazonas Energia (AME) was debtor and later assumed by Eletrobras after the implementation of all conditions contained in the debt acknowledgement, is US$ 108.
On September 20, 2019, Petrobras and Apolo Fundo de Investimento em Direitos Creditórios entered into an assignment agreement without recourse relating to the all credit rights under the debt acknowledgement by energy distributors in 2014 (DAA 2014), whose financial settlement occurred for the amount of US$ 2,251, with a US$ 128 discount, recognized as a finance expense in 2019.
Regarding the gas supply, following the assignment of the gas trading agreement from Amazonas Energia (AME) to Amazonas Geração e Transmissão (AmGT), which occurred in December 2018, no further delays or defaults were identified.
13.5. Accounting policy for trade receivables
Trade receivables are generally classified at amortized cost, except for certain receivables classified at fair value through profit or loss, whose cash flows are distinct from the receipt of principal and interest, including receivables with final prices linked to changes in commodity price after their transfer of control.
When the Company is the lessor in a finance lease, a receivable is recognized at the amount of the net investment in the lease, consisting of the lease payments receivable and any unguaranteed residual value accruing to the Company, discounted at the interest rate implicit in the lease.
The Company measures expected credit losses for short-term trade receivables using a provision matrix based on historical observed default rates adjusted by current and forward-looking information when applicable and available without undue cost or effort.
The Company measures the allowance for expected credit losses of other trade receivables based on their
12-month
expected credit losses unless their credit risk has increased significantly since their initial recognition, in which case the allowance is based on their lifetime expected credit losses.
When determining whether there has been a significant increase in credit risk, the Company compares the risk of default on initial recognition and at the reporting date.
Regardless of the assessment of significant increase in credit risk, a delinquency period of 30 days past due triggers the definition of significant increase in credit risk on a financial asset, unless otherwise demonstrated by reasonable and supportable information.
The Company assumes that the credit risk on the trade receivable has not increased significantly since initial recognition if the receivable is considered to have low credit risk at the reporting date. Low credit risk is determined based on external credit ratings or internal methodologies.
The Company assumes that a default occurs whenever the counterparty does not comply with the legal obligation to pay its debts when due or, depending on the instrument, when it is at least 90 days past due.
The measurement of expected credit loss comprises the difference between all contractual cash flows that are due to the Company and all the cash flows that the Company expects to receive, discounted at the original effective interest rate weighted by the probability of default.